Cover	Oct. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2021
Entity File Number	000-51302
Entity Registrant Name	MADISON TECHNOLOGIES INC.
Entity Central Index Key	0001318268
Entity Tax Identification Number	85-2151785
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	450 Park Avenue
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	339-5888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MDEX
Entity Emerging Growth Company	false